Guarantee	12 Months Ended
Dec. 31, 2011
Guarantee [Abstract]
Guarantee
(12)	Guarantee

In connection with the sale of SPN Resources in 2008, the Company guaranteed the performance of its decommissioning liabilities. In accordance with authoritative guidance related to guarantees, the Company has assigned an estimated value of $2.6 million at December 31, 2011 and 2010 related to decommissioning performance guarantees, which is reflected in other long-term liabilities. The Company believes that the likelihood of being required to perform these guarantees is remote. In the unlikely event that Dynamic Offshore defaults on the decommissioning liabilities existing at the closing date, the total maximum potential obligation under these guarantees is estimated to be approximately $158.7 million, net of the contractual right to receive payments from third parties, which is approximately $24.6 million, as of December 31, 2011. The total maximum potential obligation will decrease over time as the underlying obligations are fulfilled by SPN Resources.